Other financial liabilities designated at fair value (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Amounts due under unit-linked investment contracts	SFr 24,913	SFr 24,348		SFr 11,523
Structured securities financing transactions	6,533	5,812		375
Over-the-counter debt instruments	5,888	4,270		4,317
of which: life-to-date own credit (gain) / loss	(41)	5		36
Loan commitments and guarantees	8	7		9
Total other financial liabilities designated at fair value	SFr 37,342	SFr 34,438	SFr 21,300	SFr 16,223